Platform & Application Expenses	12 Months Ended
Dec. 31, 2020
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Platform & Application Expenses
9.	Platform & Application Expenses

	2020	2019
	$’000	$’000
Wages and salaries	24,540	5,676
Contractors and consultants expense	2,922	7,381
Share based compensation	625	575
Social security and pension contributions	2,776	974
Staffing, training and recruitment	175	145
Insurance	103	1,015
Depreciation and amortization	11,088	1,182
Impairment	6,436	—

Total	48,664	16,948